Common Stock, Preferred Stock and Warrants (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended		3 Months Ended				12 Months Ended
	Feb. 18, 2021	Jan. 28, 2021	Jul. 15, 2019	Jun. 03, 2019	May 09, 2019	Apr. 16, 2019	Apr. 12, 2019	Jan. 11, 2019	Aug. 30, 2018	Sep. 30, 2019	Aug. 31, 2019	Mar. 31, 2021	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Jun. 05, 2019	Nov. 30, 2018
Percentage of average trading volume of common stock							9.99%
Value of shares issued for services																	$ 60
Preferred stock, voting rights							The holders of the Series C Preferred Shares have no voting rights, receive no dividends, and are entitled to a liquidation preference equal to the stated value. At any time, the Company may redeem the Series C Preferred Shares at 1.2 times the stated value.
Conversion of stock shares converted							200,000
Conversion of stock, description							The amount derived by dividing the stated value by the product of 0.7 times the market price of the Company's common stock, defined as the lowest trading price of the Company's common stock during the ten day period preceding the conversion date.
Warrant outstanding																			10,000
Warrants issued										1,450,000	1,450,000
Warrants returned										$ 14	$ 14
Number of warrant cancelled																	17,975
Warrant oustanding
Consultants [Member]
Number of shares issued for services																	160,500
Value of shares issued for services																	$ 60
Common Stock [Member]
Number of shares issued for services																	160,500
Value of shares issued for services
Preferred Stock [Member]
Stock issued during period shares			10				190
Stock issued during period, value			$ 100				$ 1,890
Value of shares issued for services
Deemed dividend							$ 959											$ 46
Preferred Stock [Member]
Stock issued during period shares														50	50
Stock issued during period, value														$ 14,077,092	$ 14,077,092
Common Stock [Member]
Stock issued during period shares													35
Stock issued during period, value													$ 13,528,575
Series B Preferred Stock [Member]
Preferred stock, shares authorized												10,000				10,000	10,000
Preferred stock, par value												$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares authorized								10,000
Preferred stock, par value								$ 0.001
Preferred stock, dividend rate, percentage								12.00%
Preferred stock, voting rights								Each holder shall also be entitled to vote on all matters submitted to stockholders of the Company and shall be entitled to 55,000 votes for each Series B Preferred Share owned at the record date for the determination of stockholders entitled to vote on such matter or, if no such record date is established, at the date such vote is taken or any written consent of stockholders is solicited. In the event of a liquidation event, any holders of the Series B Preferred Shares shall be entitled to receive, for each Series B Preferred Shares, the Stated Value in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders. The Series B Preferred Shares are not convertible into shares of the Company's common stock. No shares of Series B Preferred Shares have been issued or are outstanding.
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized							200					200				200	200
Preferred stock, par value							$ 0.001					$ 0.001				$ 0.001	$ 0.001
Preferred stock stated value per share							$ 10,000
Preferred stock, shares issued												0				115	115
Preferred stock, shares outstanding												0				115	115
Series C Convertible Preferred Stock [Member]
Debt conversion, shares issued	105	10
Stock issued during period shares	27,272,727	2,597,403										29,870,130
Conversion of stock shares converted												115
Preferred stock, shares issued																115	115
Preferred stock, shares outstanding																115	115
Equity Purchase Agreement [Member]
Debt conversion, shares issued																	67,000,000
Debt conversion																	$ 3,681
Net of issuance cost																	$ 50
Stock issued during period shares																	52,000,000
Equity Purchase Agreement [Member] | Non-Affiliates [Member]
Debt instrument regulatory threshold						$ 75,000
Purchase Agreement [Member] | Common Stock [Member]
Stock issued during period shares							17,500,000
Stock issued during period, value							$ 525
Purchase Agreement [Member] | Preferred Stock [Member]
Stock issued during period shares							150
Management Agreements [Member]
Stock issued during period shares																10,250,000
Shares acquire from former partners																2,000
Shares acquire from former partners, value																$ 311
Initial Warrant Agreements [Member]
Warrant exercise price					$ 0.50
Warrant, exercise price, increase					$ 2.00
Warrant description					Under the terms of the initial warrant agreements, the holder was entitled to purchase 4,000,000 shares of the Company's common stock at prices of between $0.50 per share and $2.00 per share at various times through September 2022. Under the terms of the modification agreement, the holder was permitted to exercise all 4,000,000 warrants at a price of $0.03 per share, or $120. The Company accounted for this modification as a down-round feature under the guidance of ASC 260-10-30, whereby the change in fair value of the warrants before and after the down-round was triggered was recorded as a deemed dividend in the amount of $100.
Modification Agreement [Member]
Deemed dividend					$ 100
Warrant exercise price					$ 0.03
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member]
Equity purchase agreement description									The Company and L2 Capital, LLC ("L2 Capital") entered into an equity purchase agreement, which was later amended on November 30, 2018, whereby the Company could issue and sell to L2 Capital from time to time up to $50,000 of the Company's common stock that was registered with the SEC under a registration statement on Form S-3. Subject to the terms of the equity purchase agreement, the Company provided notices (a "Put Notice") requiring L2 Capital to purchase a number of shares (the "Put Shares") of the common stock equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten trading days immediately preceding the date of such Put Notice. The terms also provided the purchase price for such Put Shares to be the lowest traded price on a principal market for any trading day during the five trading days either following or beginning on the date on which L2 Capital receives delivery of the Put Shares, multiplied by 95.0%.
Number of shares available for issuance, value																				50,000
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member] | Put Shares [Member] | Maximum [Member]
Number of shares available for issuance, value						500
Oasis Capital [Member] | Equity Purchase Agreement Under Form S-1 [Member]
Equity purchase agreement description				The Company entered into an equity purchase agreement with Oasis Capital, whereby the Company had the right, but not the obligation, to direct Oasis Capital to purchase shares of the Company's common stock (the "New Put Shares") in an amount in each instance up to the lesser of $1,000 or 250% of the average daily trading volume by delivering a notice to Oasis Capital (the "New Put Notice"). The purchase price (the "Purchase Price") for the New Put Shares shall equal 95% of the one lowest daily volume weighted average price on a principal market during the five trading days immediately following the date Oasis receives the New Put Shares via DWAC associated with the applicable New Put Notice (the "Valuation Period"). The closing of a New Put Notice shall occur within one trading day following the end of the respective Valuation Period, whereby (i) Oasis shall deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) Oasis shall return surplus New Put Shares if the value of the New Put Shares delivered to Oasis causes the Company to exceed the maximum commitment amount. The Company shall not deliver another New Put Notice to Oasis within ten trading days of a prior New Put Notice. The "Investment Amount" means the aggregate Purchase Price for the New Put Shares purchased by Oasis, minus clearing costs payable to Oasis's broker or to the Company's transfer agent for the issuance of the New Put Shares. The shares issuable under the equity purchase agreement are registered with the SEC under a registration statement on Form S-1 that was declared effective on June 25, 2019 covering up to 76,558,643 shares of common stock (the "S-1") and are subject to a maximum beneficial ownership by Oasis Capital of 9.99%.
Percentage of average trading volume of common stock				95.00%
Maximum beneficial ownership percentage				9.99%
Oasis Capital [Member] | Equity Purchase Agreement Under Form S-1 [Member] | New Put Shares [Member] | Maximum [Member]
Number of shares available for issuance, value				1,000